General Information	12 Months Ended
Dec. 31, 2017
General Information [Abstract]
General information

1.    General information

Ferroglobe PLC and subsidiaries (the “Company” or “Ferroglobe”) is among the world’s largest producers of silicon metal and silicon-based alloys, important ingredients in a variety of industrial and consumer products. The Company’s customers include major silicone chemical, aluminum and steel manufacturers, auto companies and their suppliers, ductile iron foundries, manufacturers of photovoltaic solar cells and computer chips, and concrete producers. Additionally, the Company has been operating hydroelectric plants (hereinafter “energy business”) in Spain and France.

Ferroglobe PLC (the “Parent Company” or “the Parent”) is a public limited company that was incorporated in the United Kingdom on February 5, 2015 (formerly named ‘Velonewco Limited’). The Parent’s registered office is 2nd Floor West Wing, Lansdowne House, 57 Berkeley Square, London (United Kingdom).

On December 23, 2015, Ferroglobe PLC consummated the acquisition (“Business Combination”) of Globe Specialty Metals, Inc. and subsidiaries (“GSM” or “Globe”) and Grupo FerroAtlántica, S.A.U. (“Grupo FerroAtlántica” or “FerroAtlántica” or the “Predecessor”). FerroAtlántica is considered the Predecessor under applicable SEC rules and regulations.

For fiscal year 2015, Ferroglobe’s consolidated financial statements contain the combined results of the Parent Company for the period from February 5, 2015 (inception of the Company) to December 31, 2015, FerroAtlántica as of and for the year ended December 31, 2015, and GSM for the period of 8 days as of and ended December 31, 2015.

Presentation of results of Spanish energy business

As described in Note 29 of these financial statements, the Company signed an agreement for the sale of its Spanish energy business on December 12, 2016. The results of operations of the division were previously presented as a discontinued operation in the consolidated financial statements for the years ended December 31, 2016 and 2015 and the assets and liabilities of the business are classified as held for sale in accordance with requirements of IFRS 5 Non-current Assets Held for Sale and Discontinued Operations as of December 31, 2016. Subsequently, in July 2017, the Company announced that it did not receive the necessary regulatory approvals to divest of these assets and the sale did not proceed. Accordingly, the results of Spanish energy business are presented within continuing operations for the year ended December 31, 2017 and the consolidated income statements for prior periods have been re-presented to show the results of the Spanish energy business within income from continuing operations.